Fees Summary	Jul. 29, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 990,000.00
Total Fee Amount	136.72
Total Offset Amount	0.00
Net Fee	$ 136.72
Offering Table N/A
Offset Table N/A	N/A